Share Capital (Tables)	6 Months Ended
Apr. 30, 2023
Share Capital [Abstract]
Schedule of the fair value has been estimated using the black-scholes
Risk-free interest rate	1.43%
Expected life (in years)	5
Expected volatility	107%